As filed with the Securities and Exchange Commission on
                                  June 24, 2002

                                                      Registration No. 333-84778

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       ____ PRE-EFFECTIVE AMENDMENT NO.__
                        [X] POST-EFFECTIVE AMENDMENT NO. 2

                        (Check appropriate box or boxes)
                                 ---------------
                                  AMSOUTH FUNDS
               (Exact Name of Registrant as Specified in Charter)
                                3435 Stelzer Road
                               Columbus, OH 43219
              (Address of principal executive offices) Registrant's
              telephone number, including area code: 1-800-451-8382
                                 ---------------

                     Name and address of agent for service:
                                 J. David Huber
                                  AmSouth Funds
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   Copies to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485 (b)

Title of securities being offered: Units of beneficial interest.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                  AMSOUTH FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:


Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders *

Notice of Special Meeting of Shareholders *

Part A - Combined Prospectus and Proxy Statement *
            Appendix A *
            Appendix B-1 *
            Appendix B-2 **
`           Appendix C **

Part B - Statement of Additional Information *

Part C - Other Information

Signature Pages

Exhibits

* Previously filed and incorporated herein by reference to the Registrant's Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on March 22, 2002, Edgar Accession Number 0000898432-02-000206.

** Previously filed and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on April 25, 2002, Edgar Accession Number 0000898432-02-000308.



The purpose of this filing is to file Exhibits 7 (c), (d) and (e) (the Dealer Agreements) and to file Exhibit 12 (the tax opinion issued at the closing of the Reorganization) of this Registration Statement.

                                  AMSOUTH FUNDS
                                     Part C

Item 15.    Indemnification
--------    ---------------

            The information required by this item is incorporated by reference to Item 25 of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (File No. 811-5551).

Item 16.    Exhibits
--------    --------

(1) Amended and Restated Declaration of Trust of the Registrant, dated as of November 23, 1999. (7)

(2)   (a)   Bylaws of the Registrant. (7)

(b)   Amendment No. 1 to the Registrant's Bylaws. (7)

(3)   Voting trust agreement - none.

(4) Form of Plan of Reorganization and Termination is incorporated by reference to Appendix A to Part A (Combined Prospectus/Proxy Statement) of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 22, 2002.

(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII and IX of the Registrant's Amended and Restated Declaration of Trust and Articles 9 and 11 of the Registrant's Bylaws.

(6)   (a)   Investment  Advisor  Agreement  dated as of May 12, 2001 between the
            Registrant   and  AmSouth   Investment   Management   Company,   LLC
            ("Advisor").(1)

      (b) Investment Sub-Advisory Agreement dated May 12, 2001 between Advisor and Peachtree Asset Management.(1)

      (c) Investment Sub-Advisory Agreement dated as of May 12, 2001 between Advisor and Five Points Capital Advisors, Inc.(1)

(7)   (a)   Distribution  Agreement  dated  as of  July  16,  1997  between  the
            Registrant and BISYS Fund Services, Limited Partnership.(2)

      (b)   Amended  Schedules  A, B, C and D  dated  November  23,  1999 to the
            Distribution   Agreement  between  the  Registrant  and  BISYS  Fund
            Services Limited Partnership.(3)

      (c) Dealer Agreement between The Winsbury Company and AmSouth Investment Services, Inc. (filed herewith).

      (d) Dealer Agreement between The Winsbury Company and National Financial Services Corporation (filed herewith).

      (e) Dealer Agreement between The Winsbury Company and AmSouth Bank N.A. (filed herewith).

(8) Copies of all bonus, profit sharing, pension or other similar contracts - none.

(9)   (a)   Custodian   Agreement  dated  as  of  April  17,  1997  between  the
            Registrant and AmSouth Bank.(4)

      (b) Amended Schedule A dated March 13, 2000 to the Custodian Agreement between Registrant and AmSouth Bank.(3)

(10)  (a)   Form of  Distribution  and  Shareholder  Services  Plan  between the
            Registrant and BISYS Funds Services, Inc.(5)

      (b) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999.(3)

      (11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered.(7)


(12) Opinion of Kirkpatrick & Lockhart LLP regarding certain tax matters (filed herewith).

(13)  (a)   Transfer  Agency  and  Shareholder  Service  Agreement  dated  as of
            November 23, 1999 between the  Registrant  and BISYS Fund  Services,
            Inc.(3)

      (b) Management and Administration Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company and AmSouth Bank.(3)

      (c) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and AmSouth Bank.(3)

      (d) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and BISYS Fund Services, Inc.(3)

      (e) Fund Accounting Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company, Inc.(3)

      (f) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995.(6)

      (g) Amended Schedule I dated March 13, 2000 to the Shareholder Servicing Plan.(3)

      (h) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995.(6)

(14)  Consent of Ernst & Young LLP.(8)

(15)  Financial statements omitted from Part B - none.

(16)  Powers of Attorney.(7)

      (a)   Power of Attorney for Edward P. Farley.(8)

(17)  Additional Exhibits

      (a)   Proxy Card.(7)
---------------

(1). Incorporated by reference from the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2001.

(2). Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 1997.

(3). Incorporated by reference from the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 13, 2000.

(4). Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 3, 1997.

(5). Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 29, 2000.

(6). Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 31, 1996.

(7). Incorporated by reference from the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 22, 2002.

(8). Incorporated by reference from the Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 filed with the Securities and Exchange Commission on April 25, 2002.

Item 17.   Undertakings

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 Act, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on behalf of the Registrant, duly authorized, in the City of Washington, District of Columbia on this 21st day of June, 2002.

                                   AMSOUTH FUNDS



                                   By:  /s/ J. David Huber **
                                        -------------------------------
                                         J. David Huber, Chairman

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                     Date
---------                        -----                     ----


/s/ J.David Huber **             Chairman                  June 21, 2002
-------------------------------
J. David Huber


/s/ John F. Calvano **           President                 June 21, 2002
-------------------------------
John F. Calvano


/s/ Charles L. Booth**           Treasurer                 June 21, 2002
-------------------------------  and Principal Financial
Charles L. Booth                 Officer


/s/ James H. Woodward, Jr. **    Trustee                   June 21, 2002
-------------------------------
James H. Woodward, Jr.


/s/ Wendell D. Cleaver**         Trustee                   June 21, 2002
-------------------------------
Wendell D. Cleaver




/s/ Dick D. Briggs, Jr.**        Trustee                   June 21, 2002
-------------------------------
Dick D. Briggs, Jr.

/s/ Edward P. Farley**           Trustee                   June 21, 2002
-------------------------------
Edward P. Farley


                                 Trustee                   June __, 2002
-------------------------------
Geoffrey A. von Kuhn


**Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Powers of Attorney filed on March 22, 2002, Edgar Accession Number 0000898432-02-00206 and on April 25, 2002, Edgar Accession Number 00008984432-02-000308.

                                  EXHIBIT INDEX


(7)  (c)    Dealer Agreement between The Winsbury Company and AmSouth Investment
            Services, Inc.

(7)  (d)    Dealer Agreement between The Winsbury Company and National Financial
            Services Corporation

(7)   (e)   Dealer Agreement between The Winsbury Company and AmSouth Bank N.A.

(12)  Opinion of Kirkpatrick & Lockhart LLP regarding certain tax matters.